INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

18.	INCOME TAX AND SOCIAL CONTRIBUTION

18.a)	Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in statement of profit and losses for the year are as follows:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Income tax and social contribution income (expense)
Current	(1,300,719)	(1,036,262)	(1,537,966)
Deferred	1,305,927	403,544	(420,773)
	5,208	(632,718)	(1,958,739)

The reconciliation of the Company's income tax and social contribution expenses and income and the of the effective tax rate on income before IRPJ and CSLL are shown below:

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Profit/(Loss) before income tax and social contribution	(1,543,349)	1,035,367	4,126,437
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	524,739	(352,025)	(1,402,989)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	188,205	178,978	155,125
Difference Tax Rate in companies abroad	(814,713)	(181,409)	(338,278)
Transfer Price Adjustment and Profits Abroad	(67,580)	(91,883)	(195,112)
Income taxes and social contribution on foreign profit	10,200	131,836
Tax incentives	102,087	71,756	50,333
Interest on equity	79,282	47,315	290,968
Recognition/(reversal) of tax credits	(62,088)	(337,239)	(562,014)
Other permanent deductios (add-backs)	45,076	(100,047)	43,228
Income tax and social contribution in net income for the year	5,208	(632,718)	(1,958,739)
Effective tax rate	0%	61%	47%

18.b)	Deferred income tax and social contribution:

Deferred income tax and social contribution balances are as follows:

		Consolidated
	12/31/2024	12/31/2023
Deferred tax
Income tax losses	3,896,856	4,198,734
Social contribution tax losses	1,336,041	1,441,925
Temporary differences	1,571,100	(911,027)
Tax, social security, labor, civil and environmental provisions	559,621	550,567
Estimated losses on assets	267,768	238,211
Gains/(Losses) on financial assets	565,250	328,678
Actuarial Liabilities (Pension and Health Plan)	165,418	171,816
Provision for consumption and services	4,933	22,346
Cash Flow Hedge and Unrealized Exchange Variations	2,014,231	509,386
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)
Fair Value SWT/CBL Acquisition	(149,489)	(149,489)
Business combination	(1,425,853)	(1,473,119)
Others	(206,683)	(885,327)
Total	6,803,997	4,729,632

Total deferred tax assets	7,345,326	5,033,634
Total deferred tax liabilities	(541,329)	(304,002)
Total deferred tax	6,803,997	4,729,632

The Company's corporate structure includes foreign subsidiaries, the income of which is taxed in the countries in which they are incorporated at rates lower than those applicable in Brazil. In the period between 2020 and 2024, these subsidiaries did not generate profits subject to additional taxation in Brazil by income tax and social contribution. The Company, based on the position of its legal advisors, assessed only as possible the probability of loss in case of possible tax challenge and, therefore, no provision was recognized in the Financial Statement.

Furthermore, Management evaluated the precepts of IFRIC 23 - "Uncertainty Over Income Tax Treatments" and recognized in 2021 the credit for the unconstitutionality of IRPJ and CSLL incidence on SELIC interest of mora values received due to tax undue repetition.

A sensitivity analysis of tax credit consumption was conducted considering a variation of macroeconomic assumptions, operational performance, and liquidity events. Thus, considering the results of the study, which indicates that it is probable the existence of taxable income to use the balance of deferred income tax and social contribution.

Consolidated
2025	(144,120)
2026	63,360
2027	164,416
2028	1,069,749
2029 and beyond	6,191,921
Deferred tax asset	7,345,326
Deferred tax liabilities - subsidiaries	(541,329)
Net deferred tax asset	6,803,997

18.c)	Changes in deferred income tax and social contribution

The change in deferred taxes is shown below:

Consolidated
Balance at January 1, 2022	4,569,011
Recognized in profit and loss	(420,773)
Recognized in equity	(322,876)
Acquisition of companies	1,053,406
Balance at January 1, 2023	4,878,768
Recognized in profit and loss	403,544
Recognized in equity	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at December 31, 2023	4,729,632
Recognized in profit and loss	1,305,927
Recognized in equity	769,162
Use of tax credit in installment program	(724)
Balance at December 31, 2024	6,803,997

18.d)	Income tax and social contribution recognized in equity:

The income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2024	12/31/2023
Income tax and social contribution
Actuarial gains on defined benefit pension plan	76,876	83,436
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge	2,906,859	1,030,432
Gain on sale of shares	(1,158,102)
	1,500,283	788,518

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted, on the balance sheet date, including in the countries in which the Group's entities operate and generate taxable profit. Management periodically evaluates tax positions related to income tax calculations, considering situations where applicable tax regulations are subject to interpretation, and establishes provisions, when appropriate, based on estimated payment values to tax authorities. Expenses with income tax and social contribution comprise current and deferred income taxes and are recognized in profit or loss, unless they are related to the business combination, or items directly recognized in shareholders' equity.

Current tax expense is the expected tax payable on taxable income for the year, using enacted or substantively enacted tax rates at the balance sheet date, and any adjustments to tax payable in respect of prior years. Current income tax and social contribution are presented net, by a company that is part of the Company, in liabilities when there are amounts payable, or in assets when the amounts paid in advance exceed the total due on the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit or loss, differences related to investments in subsidiaries and controlled entities when they are unlikely to reverse in the foreseeable future, and from the initial recognition of goodwill, in accordance with IAS 12 - Income Taxes. The value of deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred tax assets and liabilities are presented at net value in the balance sheet when there is a legal right and the intention to offset it when calculating current taxes, usually related to the same legal entity and the same tax authority.

Income tax and social contribution deferred tax assets are recognized on recoverable balances of tax loss and negative CSLL base, tax credits and deductible temporary differences. Such assets are reviewed at each year-end closing date and will be reduced to the extent that their realization is no longer probable based on future taxable profits.